ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
ACCRUED EXPENSES

23.	ACCRUED EXPENSES

(in thousands of $)	2016	2015
Vessel operating and drydocking expenses	6,080	5,003
Administrative expenses	8,814	11,460
Interest expense	59,248	36,870
Provision for taxes	939	—
	75,081	53,333

Vessel operating and drydocking expense related accruals are composed of vessel operating expenses including direct vessel operating costs associated with operating a vessel, such as crew wages, vessel supplies, routine repairs, maintenance, drydocking, lubricating oils, insurances and management fees for the provision of commercial and technical management services.

Administrative expenses related accruals are comprised of general overhead, including personnel costs, legal and professional fees, costs associated with project development, property costs and other general expenses.